Senior secured term loan facility and warrants - Valuation of Derivative (Details)	Sep. 30, 2022 shares
Written put options (in USD per share) | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	8.30
Written put options (in USD per share) | Derivatives | Senior Secured Term Loan Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	8.30
Share Price (in USD per share) | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	4.82
Share Price (in USD per share) | Derivatives | Senior Secured Term Loan Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	10.33
Risk Free, Interest Rate | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.042
Risk Free, Interest Rate | Derivatives | Senior Secured Term Loan Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.029
Expected Volatility | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.80
Expected Volatility | Derivatives | Senior Secured Term Loan Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.87
Expected Term | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	58.5
Expected Term | Derivatives | Senior Secured Term Loan Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	60
Dividend Yield [Member] | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0
Dividend Yield [Member] | Derivatives | Senior Secured Term Loan Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0
Black-Scholes Value | Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	2.68
Black-Scholes Value | Derivatives | Senior Secured Term Loan Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	7.51